          Payden Global Fixed Income Fund

Schedule of Investments - January 31, 2021 (Unaudited)
Principal or Shares	Security Description	Value (000)
Bonds (94%)
Armenia (USD) (0%)
750,000	Republic of Armenia International Bond 144A,
	3.60%, 2/02/31(a)	$737

Australia (AUD) (2%)
1,150,000	Australia Government Bond,
	2.75%, 6/21/35(b)(c)	1,025
2,700,000	Australia Government Bond,
	3.25%, 4/21/25(b)(c)	2,323
		3,348

Australia (USD) (1%)
520,000	APT Pipelines Ltd. 144A, 4.20%, 3/23/25(a)	576
900,000	Macquarie Group Ltd. 144A, (U.S. Secured
	Overnight Financing Rate + 1.069%),
	1.34%, 1/12/27(a)(d)	906
575,000	National Australia Bank Ltd. 144A,
	2.65%, 1/14/41(a)	556
410,000	Westpac Banking Corp., 2.96%, 11/16/40	417
		2,455

Austria (EUR) (1%)
200,000	ams AG 144A, 6.00%, 7/31/25(a)(c)	261
120,000	Republic of Austria Government Bond 144A,
	1.65%, 10/21/24(a)(b)(c)	158
120,000	Republic of Austria Government Bond 144A,
	2.40%, 5/23/34(a)(b)(c)	197
190,000	Republic of Austria Government Bond 144A,
	3.15%, 6/20/44(a)(b)(c)	399
		1,015

Austria (USD) (1%)
600,000	Klabin Austria GmbH 144A, 3.20%, 1/12/31(a)	599
400,000	Klabin Austria GmbH 144A, 7.00%, 4/03/49(a)	502
		1,101

Belgium (EUR) (1%)
100,000	Kingdom of Belgium Government Bond 144A,
	0.80%, 6/22/25(a)(b)(c)	129
300,000	Kingdom of Belgium Government Bond 144A,
	1.00%, 6/22/31(a)(b)(c)	413
410,000	Kingdom of Belgium Government Bond 144A,
	1.60%, 6/22/47(a)(b)(c)	649
		1,191

Bermuda (USD) (0%)
200,000	Bermuda Government International Bond 144A,
	3.38%, 8/20/50(a)	213

Brazil (USD) (0%)
725,000	Itau Unibanco Holding SA 144A, (5 yr. US
	Treasury Yield Curve Rate T Note Constant
	Maturity + 3.446%), 3.88%, 4/15/31(a)(d)	727

Canada (CAD) (2%)
1,180,000	Canadian Government Bond, 3.50%, 12/01/45(c)	1,333
700,000	Canadian Government Bond, 5.00%, 6/01/37(c)	860
900,000	CPPIB Capital Inc. 144A, 1.95%, 9/30/29(a)(c)	743
400,000	Municipal Finance Authority of British
	Columbia, 2.55%, 10/09/29(c)	347
500,000	OMERS Finance Trust 144A,
	2.60%, 5/14/29(a)(c)	427

Principal or Shares	Security Description	Value (000)

950,000	Ontario Teachers’ Finance Trust 144A,
	1.10%, 10/19/27(a)(c)	$741
		4,451

Canada (EUR) (0%)
400,000	Canadian Imperial Bank of Commerce,
	0.38%, 5/03/24(b)(c)	492

Canada (USD) (1%)
300,000	Magna International Inc., 2.45%, 6/15/30	316
405,000	Manulife Financial Corp., (USD ICE Swap Rate
	11:00 am NY 5Y + 1.647%), 4.06%, 2/24/32(d)	448
525,000	Northriver Midstream Finance LP 144A,
	5.63%, 2/15/26(a)	538
		1,302

Cayman Islands (USD) (4%)
250,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD
	+ 2.450%), 2.67%, 7/18/27(a)(d)	248
350,000	Arbor Realty Commercial Real Estate Notes
	2019-FL1 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.500%), 1.63%, 5/15/37(a)(d)	350
540,000	Atrium XII 144A, (3 mo. LIBOR USD
	+ 2.800%), 3.02%, 4/22/27(a)(d)	532
500,000	Bain Capital Credit CLO 2020-3 Ltd. 144A, (3
	mo. LIBOR USD + 1.380%),
	1.64%, 10/23/32(a)(d)	501
692,041	Barings CLO Ltd. 2013-I 144A, (3 mo. LIBOR
	USD + 0.800%), 1.02%, 1/20/28(a)(d)	692
525,000	BDS 2019-FL4 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.100%), 1.23%, 8/15/36(a)(d)	527
350,000	Benefit Street Partners CLO XXII Ltd. 144A, (3
	mo. LIBOR USD + 2.150%),
	0.00%, 1/20/32(a)(d)(e)	350
400,000	CLNC 2019-FL1 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.250%), 1.38%, 8/20/35(a)(d)	399
500,000	GPMT 2019-FL2 Ltd. 144A, (1 mo. LIBOR
	USD + 1.300%), 1.43%, 2/22/36(a)(d)	502
400,000	Hunt CRE 2018-FL2 Ltd. 144A, (1 mo. LIBOR
	USD + 1.080%), 1.21%, 8/15/28(a)(d)	401
300,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.100%), 1.23%, 6/15/36(a)(d)	301
400,000	LoanCore 2019-CRE2 Issuer Ltd. 144A, (1 mo.
	LIBOR USD + 1.500%), 1.63%, 5/15/36(a)(d)	400
900,000	Madison Park Funding XLVIII Ltd. 144A, (3 mo.
	LIBOR USD + 3.000%), 0.00%, 4/19/33(a)(d)(e)	900
350,000	OCP CLO 2014-5 Ltd. 144A, (3 mo. LIBOR
	USD + 2.900%), 3.12%, 4/26/31(a)(d)	342
300,000	OZLM XII Ltd. 144A, (3 mo. LIBOR USD
	+ 1.600%), 1.81%, 4/30/27(a)(d)	300
615,919	Palmer Square Loan Funding 2020-1 Ltd. 144A,
	(3 mo. LIBOR USD + 0.800%),
	1.02%, 2/20/28(a)(d)	613
300,000	PFP 2019-5 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.420%), 1.55%, 4/14/36(a)(d)	301
850,000	Sculptor CLO XXV Ltd. 144A, (3 mo. LIBOR
	USD + 1.900%), 0.00%, 1/15/31(a)(d)(e)	850
400,000	Symphony CLO XXIV Ltd. 144A, (3 mo. LIBOR
	USD + 1.650%), 1.87%, 1/23/32(a)(d)	400

1   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

300,000	Tencent Holdings Ltd. 144A, 3.24%, 6/03/50(a)	$300
200,000	Tencent Holdings Ltd. 144A, 3.29%, 6/03/60(a)	197
300,000	Voya CLO 2015-1 Ltd. 144A, (3 mo. LIBOR USD + 2.350%), 2.57%, 1/18/29(a)(d)	276
525,000	Weibo Corp., 3.38%, 7/08/30	542
		10,224
Chile (USD) (0%)
600,000	Chile Government International Bond, 3.10%, 1/22/61	609
Colombia (USD) (0%)
650,000	Oleoducto Central SA 144A, 4.00%, 7/14/27(a)	706
Denmark (DKK) (0%)
650,000	Denmark Government Bond, 4.50%, 11/15/39(c)	199
Dominica Republic (USD) (0%)
500,000	Dominican Republic International Bond 144A, 5.30%, 1/21/41(a)	518
200,000	Dominican Republic International Bond 144A, 5.50%, 1/27/25(a)	224
		742
Egypt (USD) (0%)
660,000	Egypt Government International Bond 144A, 5.25%, 10/06/25(a)	705
Finland (EUR) (0%)
170,000	Finland Government Bond 144A, 2.75%, 7/04/28(a)(b)(c)	258
400,000	Sampo Oyj, (3 mo. EURIBOR + 4.050%), 3.38%, 5/23/49(b)(c)(d)	557
		815
France (EUR) (4%)
275,000	Altice France SA 144A, 2.13%, 2/15/25(a)(c)	327
500,000	Credit Mutuel Arkea SA, 1.63%, 4/15/26(b)(c)	651
2,500,000	French Republic Government Bond OAT, 0.75%, 11/25/28(b)(c)	3,320
550,000	French Republic Government Bond OAT 144A, 1.25%, 5/25/36(a)(b)(c)	794
1,420,000	French Republic Government Bond OAT, 1.75%, 11/25/24(b)(c)	1,884
350,000	French Republic Government Bond OAT 144A, 2.00%, 5/25/48(a)(b)(c)	607
490,000	French Republic Government Bond OAT, 3.25%, 5/25/45(b)(c)	1,011
500,000	Terega SASU, 0.63%, 2/27/28(b)(c)	605
		9,199
France (USD) (1%)
400,000	BNP Paribas SA 144A, (U.S. Secured Overnight Financing Rate + 2.074%), 2.22%, 6/09/26(a)(d)	418
400,000	BPCE SA 144A, 2.38%, 1/14/25(a)	421
400,000	Credit Agricole SA 144A, (U.S. Secured Overnight Financing Rate + 1.676%), 1.91%, 6/16/26(a)(d)	413
525,000	Credit Agricole SA 144A, 2.81%, 1/11/41(a)	518
		1,770
Germany (EUR) (3%)
2,970,000	Bundesrepublik Deutschland Bundesanleihe, 0.25%, 8/15/26(b)(c)(e)	3,756

Principal or Shares	Security Description	Value (000)

950,000	Bundesrepublik Deutschland Bundesanleihe, 1.25%, 8/15/48(b)(c)	$1,590
60,000	Bundesrepublik Deutschland Bundesanleihe, 3.25%, 7/04/42(b)(c)	129
600,000	Bundesrepublik Deutschland Bundesanleihe, 4.00%, 1/04/37(b)(c)	1,249
450,000	Volkswagen Leasing GmbH, 1.50%, 6/19/26(b)(c)	580
		7,304
Guatemala (USD) (0%)
300,000	Guatemala Government Bond 144A, 5.38%, 4/24/32(a)	357
Iceland (EUR) (0%)
100,000	Landsbankinn HF, 1.63%, 3/15/21(b)(c)	122
India (USD) (1%)
650,000	Adani Ports & Special Economic Zone Ltd. 144A, 4.38%, 7/03/29(a)	714
665,000	Shriram Transport Finance Co. Ltd. 144A, 5.95%, 10/24/22(a)	684
		1,398
Indonesia (EUR) (0%)
290,000	Indonesia Government International Bond 144A, 3.75%, 6/14/28(a)(c)	427
Indonesia (USD) (1%)
400,000	Indonesia Asahan Aluminium Persero PT 144A, 5.45%, 5/15/30(a)	472
200,000	Indonesia Government International Bond 144A, 4.13%, 1/15/25(a)	223
310,000	Perusahaan Penerbit SBSN Indonesia III 144A, 4.15%, 3/29/27(a)	354
		1,049
Ireland (EUR) (3%)
500,000	Bastille Euro CLO 2020-3 DAC 144A, (3 mo. EURIBOR + 1.150%), 1.15%, 1/15/34(a)(c)(d)	607
650,000	Blackrock European CLO VII DAC 144A, (3 mo. EURIBOR + 1.700%), 1.70%, 10/15/31(a)(c)(d)	788
500,000	CIFC European Funding CLO II DAC 144A, (3 mo. EURIBOR + 0.900%), 0.90%, 4/15/33(a)(c)(d)	610
500,000	Henley CLO I DAC 144A, (3 mo. EURIBOR + 1.140%), 1.14%, 7/15/32(a)(c)(d)	610
250,000	Ireland Government Bond, 1.10%, 5/15/29(b)(c)	341
100,000	Ireland Government Bond, 3.40%, 3/18/24(b)(c)	137
400,000	Man GLG Euro CLO 144A, (3 mo. EURIBOR + 0.900%), 0.90%, 10/15/32(a)(c)(d)	488
250,000	Montmartre Euro CLO 2020-2 DAC 144A, (3 mo. EURIBOR + 1.590%), 1.59%, 7/15/33(a)(c)(d)	305
750,000	OZLME V DAC 144A, (3 mo. EURIBOR + 1.750%), 1.75%, 1/14/32(a)(c)(d)	911
350,000	Providus CLO IV DAC 144A, (3 mo. EURIBOR + 1.450%), 1.45%, 7/20/31(a)(c)(d)	427
550,000	St Paul’s CLO XII DAC 144A, (3 mo. EURIBOR + 3.200%), 3.20%, 4/15/33(a)(c)(d)	670
300,000	Voya Euro CLO III DAC 144A, (3 mo. EURIBOR + 0.920%), 0.92%, 4/15/33(a)(c)(d)	365
		6,259

          Payden Global Fixed Income Fund  continued

Principal or Shares	Security Description	Value (000)
Ireland (USD) (0%)
535,000	SMBC Aviation Capital Finance DAC 144A, 2.65%, 7/15/21(a)	$538
Isle of Man (USD) (0%)
350,000	AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	375
Israel (USD) (0%)
320,000	Leviathan Bond Ltd. 144A, 6.13%, 6/30/25(a)(b)	354
310,000	Leviathan Bond Ltd. 144A, 6.75%, 6/30/30(a)(b)	354
		708
Italy (EUR) (4%)
2,300,000	Italy Buoni Ordinari Del Tesoro BOT, 0.00%, 9/14/21(b)(c)(e)	2,799
1,790,000	Italy Buoni Poliennali Del Tesoro 144A, 1.65%, 12/01/30(a)(b)(c)	2,388
1,010,000	Italy Buoni Poliennali Del Tesoro 144A, 1.80%, 3/01/41(a)(b)(c)	1,337
1,500,000	Italy Buoni Poliennali Del Tesoro 144A, 1.85%, 7/01/25(a)(b)(c)	1,970
		8,494
Italy (USD) (0%)
350,000	UniCredit SpA 144A, 6.57%, 1/14/22(a)	368
Japan (EUR) (0%)
300,000	Takeda Pharmaceutical Co. Ltd., 2.00%, 7/09/40(c)	409
Japan (JPY) (13%)
437,400,000	Japan Government Ten Year Bond, 0.30%, 12/20/25(c)	4,260
570,000,000	Japan Government Ten Year Bond, 0.80%, 9/20/23(c)	5,574
135,000,000	Japan Government Thirty Year Bond, 0.80%, 3/20/48(c)	1,349
292,800,000	Japan Government Thirty Year Bond, 1.40%, 12/20/45(c)	3,335
138,000,000	Japan Government Thirty Year Bond, 2.00%, 9/20/40(c)	1,700
40,000,000	Japan Government Thirty Year Bond, 2.20%, 9/20/39(c)	503
140,000,000	Japan Government Thirty Year Bond, 2.30%, 3/20/39(c)	1,772
594,500,000	Japan Government Twenty Year Bond, 1.70%, 9/20/33(c)	6,759
535,000,000	Japan Government Twenty Year Bond, 2.10%, 6/20/28(c)	5,927
		31,179
Japan (USD) (1%)
690,000	Nissan Motor Co. Ltd. 144A, 4.81%, 9/17/30(a)	769
430,000	Takeda Pharmaceutical Co. Ltd., 2.05%, 3/31/30	434
		1,203
Kazakhstan (EUR) (0%)
300,000	Kazakhstan Government International Bond, 1.55%, 11/09/23(b)(c)	377
Luxembourg (EUR) (1%)
600,000	ContourGlobal Power Holdings SA 144A, 3.13%, 1/01/28(a)(c)	738
450,000	Logicor Financing Sarl, 1.63%, 7/15/27(b)(c)	582
		1,320

Principal or Shares	Security Description	Value (000)
Luxembourg (USD) (0%)
680,000	FEL Energy VI Sarl 144A, 5.75%, 12/01/40(a)	$709
Malaysia (MYR) (0%)
1,700,000	Malaysia Government Bond, 3.50%, 5/31/27(c)	448
Mexico (MXN) (1%)
11,660,000	Mexican Bonos, 5.75%, 3/05/26(c)	598
5,500,000	Mexican Bonos, 6.50%, 6/10/21(c)	270
7,760,000	Mexican Bonos, 8.50%, 5/31/29(c)	462
		1,330
Mexico (USD) (0%)
400,000	Fomento Economico Mexicano SAB de CV, 3.50%, 1/16/50	432
400,000	Petroleos Mexicanos, 5.95%, 1/28/31	380
		812
Mongolia (USD) (0%)
450,000	Mongolia Government International Bond 144A, 5.13%, 4/07/26(a)	483
Morocco (EUR) (0%)
500,000	Morocco Government International Bond 144A, 2.00%, 9/30/30(a)(c)	624
Netherlands (EUR) (2%)
550,000	Akelius Residential Property Financing BV, 1.13%, 1/11/29(b)(c)	690
300,000	Netherlands Government Bond 144A, 0.50%, 7/15/26(a)(b)(c)	388
130,000	Netherlands Government Bond 144A, 2.25%, 7/15/22(a)(b)(c)	164
230,000	Netherlands Government Bond 144A, 4.00%, 1/15/37(a)(b)(c)	474
100,000	Prosus NV 144A, 1.54%, 8/03/28(a)(c)	126
350,000	Prosus NV 144A, 2.03%, 8/03/32(a)(c)	443
400,000	Q-Park Holding I BV 144A, 2.00%, 3/01/27(a)(c)	456
900,000	Stellantis NV, 3.88%, 1/05/26(b)(c)	1,266
220,000	Teva Pharmaceutical Finance Netherlands II BV, 1.13%, 10/15/24(b)(c)	253
110,000	Teva Pharmaceutical Finance Netherlands II BV, 4.50%, 3/01/25(c)	140
		4,400
Netherlands (GBP) (0%)
500,000	NIBC Bank NV, 3.13%, 11/15/23(b)(c)	728
Netherlands (USD) (1%)
700,000	Enel Finance International NV 144A, 4.63%, 9/14/25(a)	808
200,000	Lukoil Securities BV 144A, 3.88%, 5/06/30(a)	214
630,000	Petrobras Global Finance BV, 5.60%, 1/03/31	703
250,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	250
660,000	VTR Finance NV 144A, 6.38%, 7/15/28(a)	717
		2,692
Paraguay (USD) (0%)
300,000	Paraguay Government International Bond 144A, 4.95%, 4/28/31(a)	360
Peru (USD) (0%)
387,000	Banco Internacional del Peru SAA Interbank 144A, 3.25%, 10/04/26(a)	414

3   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Poland (EUR) (0%)
450,000	CANPACK SA/Eastern PA Land Investment Holding LLC 144A, 2.38%, 11/01/27(a)(c)	$563
Poland (PLN) (0%)
410,000	Republic of Poland Government Bond, 2.75%, 10/25/29(c)	125
Qatar (USD) (0%)
400,000	Qatar Government International Bond 144A, 4.00%, 3/14/29(a)	470
Romania (EUR) (0%)
380,000	Romanian Government International Bond 144A, 2.63%, 12/02/40(a)(c)	482
Russian Federation (RUB) (0%)
14,880,000	Russian Federal Bond - OFZ, 8.15%, 2/03/27(c)	220
Russian Federation (USD) (0%)
400,000	Russian Foreign Bond - Eurobond, 5.63%, 4/04/42(b)	542
Senegal (USD) (0%)
295,000	Senegal Government International Bond 144A, 8.75%, 5/13/21(a)	300
Singapore (SGD) (0%)
280,000	Singapore Government Bond, 3.50%, 3/01/27(c)	246
Spain (EUR) (2%)
600,000	Banco de Sabadell SA, (5 yr. Euro Swap + 6.414%), 6.50%,(b)(c)(d)(f)	720
500,000	CaixaBank SA, 0.63%, 10/01/24(b)(c)	617
250,000	El Corte Ingles SA 144A, 3.63%, 3/15/24(a)(c)	317
1,450,000	Spain Government Bond 144A, 1.25%, 10/31/30(a)(b)(c)	1,956
520,000	Spain Government Bond 144A, 2.90%, 10/31/46(a)(b)(c)	930
		4,540
Sri Lanka (USD) (0%)
300,000	Sri Lanka Government International Bond 144A, 5.88%, 7/25/22(a)	212
Sweden (EUR) (0%)
700,000	Verisure Holding AB 144A, 3.88%, 7/15/26(a)(c)	873
Sweden (SEK) (0%)
2,900,000	Sweden Government Bond, 1.00%, 11/12/26(b)(c)	371
Switzerland (CHF) (0%)
550,000	Swiss Confederation Government Bond, 0.50%, 5/27/30(b)(c)	677
Switzerland (USD) (0%)
395,000	Credit Suisse Group AG 144A, (U.S. Secured Overnight Financing Rate + 1.560%), 2.59%, 9/11/25(a)(d)	417
440,000	Credit Suisse Group AG 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.554%), 4.50%,(a)(d)(f)	437
		854
Thailand (THB) (0%)
15,100,000	Thailand Government Bond, 1.60%, 12/17/29(c)	522
Ukraine (USD) (0%)
320,000	Ukraine Government International Bond 144A, 7.25%, 3/15/33(a)	342

Principal or Shares	Security Description	Value (000)
United Arab Emirates (USD) (0%)
300,000	Acwa Power Management And Investments One Ltd. 144A, 5.95%, 12/15/39(a)	$358
United Kingdom (EUR) (1%)
400,000	Experian Finance PLC, 1.38%, 6/25/26(b)(c)	522
500,000	Nationwide Building Society, (5 yr. Euro Swap + 1.500%), 2.00%, 7/25/29(b)(c)(d)	635
		1,157
United Kingdom (GBP) (5%)
350,000	Barclays PLC, 3.00%, 5/08/26(b)(c)	522
350,000	Lloyds Banking Group PLC, (5 yr. UK Government Bonds Note Generic Bid Yield + 4.607%), 5.13%,(c)(d)(f)	498
300,000	Natwest Group PLC, (1 yr. GBP interest rate swap + 1.490%), 2.88%, 9/19/26(b)(c)(d)	442
390,714	Ripon Mortgages PLC 144A, (3 mo. LIBOR GBP + 0.800%), 0.85%, 8/20/56(a)(c)(d)	536
130,000	Sage AR Funding No 1 PLC 144A, (Sterling Overnight Index Average 3mo. + 3.000%), 3.00%, 11/17/30(a)(c)(d)	180
740,000	United Kingdom Gilt, 4.25%, 12/07/55(b)(c)	2,053
260,000	United Kingdom Gilt, 4.25%, 12/07/55(b)(c)	721
1,660,000	United Kingdom Gilt, 4.75%, 12/07/38(b)(c)	3,820
1,220,000	United Kingdom Gilt, 5.00%, 3/07/25(b)(c)	2,018
		10,790
United Kingdom (USD) (0%)
520,000	Fresnillo PLC 144A, 4.25%, 10/02/50(a)	555
United States (EUR) (3%)
750,000	AbbVie Inc., 1.25%, 6/01/24(c)	947
350,000	AT&T Inc., 1.80%, 9/14/39(c)	442
450,000	Blackstone Holdings Finance Co. LLC 144A, 1.00%, 10/05/26(a)(c)	574
550,000	Capital One Financial Corp., 1.65%, 6/12/29(c)	718
500,000	Chubb INA Holdings Inc., 0.88%, 12/15/29(c)	635
450,000	Comcast Corp., 0.25%, 5/20/27(c)	555
200,000	Comcast Corp., 0.75%, 2/20/32(c)	254
100,000	Fidelity National Information Services Inc., 0.75%, 5/21/23(c)	124
400,000	General Motors Financial Co. Inc., 0.96%, 9/07/23(b)(c)	495
550,000	International Flavors & Fragrances Inc., 1.80%, 9/25/26(c)	722
500,000	Morgan Stanley, (3 mo. EURIBOR + 0.867%), 0.50%, 10/26/29(c)(d)	613
200,000	Standard Industries Inc. 144A, 2.25%, 11/21/26(a)(c)	247
		6,326
United States (USD) (33%)
250,000	AbbVie Inc., 4.25%, 11/21/49	302
300,000	Air Lease Corp., 3.13%, 12/01/30	307
400,000	Air Products and Chemicals Inc., 2.05%, 5/15/30	416
400,000	Allison Transmission Inc. 144A, 5.88%, 6/01/29(a)	441
390,000	American Equity Investment Life Holding Co., 5.00%, 6/15/27	444
450,000	American Water Capital Corp., 2.80%, 5/01/30	492
470,000	Antero Resources Corp., 5.00%, 3/01/25	446
180,000	Antero Resources Corp. 144A, 8.38%, 7/15/26(a)	190
258,700	Arbys Funding LLC 144A, 3.24%, 7/30/50(a)	266

          Payden Global Fixed Income Fund continued

Principal or Shares	Security Description	Value (000)

350,000	Ares Capital Corp., 3.63%, 1/19/22	$359
163,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp. 144A, 9.00%, 11/01/27(a)	185
500,000	AT&T Inc., 3.30%, 2/01/52	470
400,000	AT&T Inc., 4.35%, 3/01/29	469
875,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.010%), 1.20%, 10/24/26(d)	883
350,000	Bank of America Corp., (3 mo. LIBOR USD + 1.210%), 3.97%, 2/07/30(d)	405
95,000	Blue Racer Midstream LLC/Blue Racer Finance Corp. 144A, 6.63%, 7/15/26(a)	95
400,000	Boston Properties LP, 2.90%, 3/15/30	424
750,000	Broadcom Inc. 144A, 3.50%, 2/15/41(a)	757
325,000	Broadcom Inc. 144A, 3.75%, 2/15/51(a)	333
252,000	BX Commercial Mortgage Trust 2018-IND 144A, (1 mo. LIBOR USD + 1.700%), 1.83%, 11/15/35(a)(d)	253
280,000	BX Commercial Mortgage Trust 2018-IND 144A, (1 mo. LIBOR USD + 1.800%), 1.93%, 11/15/35(a)(d)	281
711,973	BX Commercial Mortgage Trust 2019-XL 144A, (1 mo. LIBOR USD + 2.300%), 2.43%, 10/15/36(a)(d)	715
199,817	BX Commercial Mortgage Trust 2020-BXLP 144A, (1 mo. LIBOR USD + 2.000%), 2.13%, 12/15/36(a)(d)	200
2,305,082	Cantor Commercial Real Estate Lending 2019-CF1, 1.14%, 5/15/52(g)	170
334,513	CarMax Auto Owner Trust 2020-2, 1.75%, 1/17/23	336
278,077	CARS-DB4 LP 144A, 3.25%, 2/15/50(a)	291
350,000	CARS-DB4 LP 144A, 4.17%, 2/15/50(a)	365
220,000	Centene Corp., 4.25%, 12/15/27	233
300,000	CenterPoint Energy Inc., 3.70%, 9/01/49	332
298,711	CHC Commercial Mortgage Trust 2019-CHC 144A, (1 mo. LIBOR USD + 2.050%), 2.18%, 6/15/34(a)(d)	279
150,000	Cheniere Energy Partners LP, 4.50%, 10/01/29	161
225,000	Choice Hotels International Inc., 3.70%, 1/15/31	245
385,000	Cigna Corp., 4.38%, 10/15/28	458
300,000	CIT Bank NA, (U.S. Secured Overnight Financing Rate + 1.715%), 2.97%, 9/27/25(d)	319
700,000	Citigroup Inc., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.597%), 4.00%,(d)(f)	711
480,000	CNX Midstream Partners LP/CNX Midstream Finance Corp. 144A, 6.50%, 3/15/26(a)	493
631,200	Connecticut Avenue Securities Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 2.150%), 2.28%, 11/25/39(a)(d)	629
200,000	Connecticut Avenue Securities Trust 2020-R01 144A, (1 mo. LIBOR USD + 2.050%), 2.18%, 1/25/40(a)(d)	201
150,000	Connecticut Avenue Securities Trust 2020-R02 144A, (1 mo. LIBOR USD + 3.000%), 3.13%, 1/25/40(a)(d)	146

Principal or Shares	Security Description	Value (000)

226,000	CVS Health Corp., 4.30%, 3/25/28	$265
484,305	DB Master Finance LLC 144A, 4.03%, 11/20/47(a)	516
400,000	Dell International LLC/EMC Corp. 144A, 6.10%, 7/15/27(a)	495
90,000	Dignity Health, 3.13%, 11/01/22	93
850,425	Domino’s Pizza Master Issuer LLC 144A, 4.33%, 7/25/48(a)	925
348,250	Driven Brands Funding 2020-1A LLC 144A, 3.79%, 7/20/50(a)	361
450,000	Driven Brands Funding 2020-2A LLC 144A, 3.24%, 1/20/51(a)	464
350,000	Enterprise Products Operating LLC, 3.20%, 2/15/52	338
310,000	EQT Corp., 3.00%, 10/01/22	315
235,000	Evergy Inc., 2.90%, 9/15/29	254
300,000	Exelon Generation Co. LLC, 3.25%, 6/01/25	326
258,083	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.150%), 2.28%, 10/25/30(d)	259
199,410	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 9.500%), 9.63%, 5/25/29(d)	229
496,315	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 10.250%), 10.38%, 1/25/29(d)	589
498,245	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 10.750%), 10.88%, 1/25/29(d)	606
460,000	Fannie Mae-Aces, 3.70%, 9/25/30(g)	550
802,751	FN BP6626 30YR, 2.00%, 8/01/50	829
863,491	FN CA5991 30YR, 2.50%, 6/01/50	920
1,530,686	FN CA6322 30YR, 2.50%, 7/01/50	1,613
805,155	FN BP6749 30YR, 2.50%, 9/01/50	848
1,060,999	FN AS0016 30YR, 3.00%, 7/01/43	1,133
356,001	FN MA3143 30YR, 3.00%, 9/01/47	377
1,306,939	FN BP6345 30YR, 3.00%, 6/01/50	1,377
660,945	FN CA6314 30YR, 3.00%, 7/01/50	701
250,561	FN AL3577 30YR, 3.50%, 4/01/43	274
919,915	FN FM1717 30YR, 3.50%, 12/01/45	1,002
318,934	FN CA0133 30YR, 4.00%, 8/01/47	344
2,870,000	FNCL, 2.00%, 30YR TBA(h)	2,961
450,000	Ford Motor Credit Co. LLC, 4.13%, 8/17/27	474
2,241,898	FR RC1727 15YR, 2.00%, 12/01/35	2,344
1,087,136	FR ZT0534 30YR, 3.50%, 12/01/47	1,191
400,000	Freddie Mac STACR REMIC Trust 2020-DNA2 144A, (1 mo. LIBOR USD + 2.500%), 2.63%, 2/25/50(a)(d)	400
166,452	Freddie Mac STACR REMIC Trust 2020-DNA4 144A, (1 mo. LIBOR USD + 1.500%), 1.63%, 8/25/50(a)(d)	167
221,846	Freddie Mac STACR REMIC Trust 2020-HQA3 144A, (1 mo. LIBOR USD + 1.550%), 1.68%, 7/25/50(a)(d)	222

5   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

600,000	Freddie Mac STACR Trust 2018-HQA2 144A, (1 mo. LIBOR USD + 2.300%), 2.43%, 10/25/48(a)(d)	$605
266,008	Freddie Mac STACR Trust 2019-DNA1 144A, (1 mo. LIBOR USD + 2.650%), 2.78%, 1/25/49(a)(d)	270
178,924	Freddie Mac STACR Trust 2019-DNA3 144A, (1 mo. LIBOR USD + 2.050%), 2.18%, 7/25/49(a)(d)	180
200,000	Freddie Mac STACR Trust 2019-DNA4 144A, (1 mo. LIBOR USD + 2.700%), 2.83%, 10/25/49(a)(d)	202
114,264	Freddie Mac STACR Trust 2019-HQA2 144A, (1 mo. LIBOR USD + 2.050%), 2.18%, 4/25/49(a)(d)	115
325,000	FS KKR Capital Corp., 4.75%, 5/15/22	337
350,000	FS KKR Capital Corp. II 144A, 4.25%, 2/14/25(a)	356
653,315	G2 MA4126 30YR, 3.00%, 12/20/46	698
257,251	G2 MA3663 30YR, 3.50%, 5/20/46	278
370,714	G2 MA5021 30YR, 4.50%, 2/20/48	406
350,000	General Motors Co., 6.25%, 10/02/43	473
575,000	GLP Capital LP/GLP Financing II Inc., 4.00%, 1/15/31	627
500,000	Goldman Sachs Group Inc., 2.60%, 2/07/30	529
16,280	GreenPoint MTA Trust 2005-AR1, (1 mo. LIBOR USD + 0.560%), 0.69%, 6/25/45(d)	15
720,000	HCA Inc., 4.13%, 6/15/29	830
925,000	Home Depot Inc., 1.38%, 3/15/31	907
425,000	Hyundai Capital America 144A, 1.80%, 1/10/28(a)	423
375,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A, 4.38%, 2/01/29(a)	374
550,000	Indigo Natural Resources LLC 144A, 5.38%, 2/01/29(a)	545
300,000	Indigo Natural Resources LLC 144A, 6.88%, 2/15/26(a)	312
350,000	ITC Holdings Corp. 144A, 2.95%, 5/14/30(a)	381
925,000	John Deere Capital Corp., 1.45%, 1/15/31	911
350,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.510%), 2.74%, 10/15/30(d)	375
375,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	486
300,000	Kinder Morgan Inc., 3.25%, 8/01/50	283
250,000	KKR Group Finance Co. II LLC 144A, 5.50%, 2/01/43(a)	329
622,186	Kubota Credit Owner Trust 2020-1 144A, 1.92%, 12/15/22(a)	627
470,000	Lamar Media Corp., 4.00%, 2/15/30	483
860,000	Lennar Corp., 4.50%, 4/30/24	948
680,000	Life Storage LP, 2.20%, 10/15/30	685
700,000	MercadoLibre Inc., 3.13%, 1/14/31	704
550,000	MF1 2020-FL3 Ltd. 144A, (1 mo. LIBOR USD + 2.050%), 2.18%, 7/15/35(a)(d)	558
470,000	Moog Inc. 144A, 4.25%, 12/15/27(a)	488
65,000	National Fuel Gas Co., 4.90%, 12/01/21	67

Principal or Shares	Security Description	Value (000)

290,000	National Fuel Gas Co., 5.50%, 1/15/26	$337
170,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39(a)	289
620,000	NBM U.S. Holdings Inc. 144A, 6.63%, 8/06/29(a)	699
400,000	NextEra Energy Capital Holdings Inc., 2.25%, 6/01/30	413
420,000	NiSource Inc., 3.60%, 5/01/30	477
274,540	Nissan Auto Receivables 2020-A Owner Trust, 1.45%, 12/15/22	276
485,000	Northwell Healthcare Inc., 4.26%, 11/01/47	579
525,000	OneMain Finance Corp., 4.00%, 9/15/30	530
850,000	Owl Rock Capital Corp., 3.75%, 7/22/25	885
63,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39(a)	102
495,000	PacifiCorp., 2.70%, 9/15/30	538
297,000	Planet Fitness Master Issuer 2019-1A LLC 144A, 3.86%, 12/05/49(a)	280
700,000	Progress Residential 2019-SFR4 Trust 144A, 2.69%, 10/17/36(a)	724
45,000	PTC Inc. 144A, 4.00%, 2/15/28(a)	47
700,000	Public Service Co. of Colorado, 2.70%, 1/15/51	719
240,000	Range Resources Corp., 5.00%, 3/15/23	241
355,000	Range Resources Corp., 9.25%, 2/01/26	387
200,000	RELX Capital Inc., 3.00%, 5/22/30	218
400,000	Sabine Pass Liquefaction LLC, 5.63%, 3/01/25	467
500,000	SBA Tower Trust 144A, 2.84%, 1/15/25(a)	537
900,000	Simon Property Group LP, 2.45%, 9/13/29	932
440,000	Sinclair Television Group Inc. 144A, 4.13%, 12/01/30(a)	439
400,000	Sirius XM Radio Inc. 144A, 3.88%, 8/01/22(a)	405
500,000	SLM Corp., 5.13%, 4/05/22	513
357,000	Southwestern Energy Co., 8.38%, 9/15/28	383
282,240	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 1.650%), 1.78%, 4/25/43(a)(d)	281
525,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A, 4.00%, 1/15/32(a)	521
200,000	Teachers Insurance & Annuity Association of America 144A, 4.90%, 9/15/44(a)	262
450,000	TerraForm Power Operating LLC 144A, 4.25%, 1/31/23(a)	464
640,000	Toledo Hospital, 5.33%, 11/15/28	759
3,700,000	U.S. Treasury Bill, 0.08%, 9/09/21(e)	3,698
2,435,000	U.S. Treasury Bond, 2.25%, 8/15/46(i)(j)(k)	2,660
350,000	U.S. Treasury Bond, 2.88%, 5/15/49	432
2,530,000	U.S. Treasury Bond, 4.50%, 5/15/38	3,706
700,000	United Natural Foods Inc. 144A, 6.75%, 10/15/28(a)	741
600,000	USB Realty Corp. 144A, (3 mo. LIBOR USD + 1.147%), 1.39%,(a)(d)(f)	460
300,000	Ventas Realty LP, 3.00%, 1/15/30	320
325,000	Ventas Realty LP, 3.50%, 2/01/25	357
200,000	VICI Properties LP/VICI Note Co. Inc. 144A, 4.25%, 12/01/26(a)	207
400,000	Wisconsin Power and Light Co., 3.65%, 4/01/50	469
625,000	ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 144A, 3.88%, 2/01/29(a)	633
		81,458

          Payden Global Fixed Income Fund continued

Principal or Shares	Security Description	Value (000)

Virgin Islands (British) (USD) (1%)
1,000,000	1MDB Global Investments Ltd., 4.40%, 3/09/23(b)	$1,001
460,000	Gold Fields Orogen Holdings BVI Ltd. 144A, 6.13%, 5/15/29(a)	560
		1,561
Total Bonds (Cost - $220,510)		230,432
Bank Loans(l) (2%)
150,000	AI Convoy Luxembourg Sarl Term Loan B 1L, (3 mo. EURIBOR + 3.500%) 3.75%, 1/20/27 EUR (c)	183
507,000	Ascent Resources Utica Holdings LLC Term Loan 2L, (LIBOR USD 1-Month + 9.000%) 10.00%, 11/01/25	557
500,000	CAB Selarl Term Loan B 1L, (3 mo. EURIBOR + 3.500%) 3.50%, 1/28/28 EUR (c)	607
150,000	Froneri Lux FinCo SARL Term Loan B 1L, (3 mo. EURIBOR + 2.630%) 2.63%, 1/31/27 EUR (c)	181
297,000	Grifols SA Term Loan B 1L, (3 mo. EURIBOR + 2.250%) 2.25%, 11/15/27 EUR (c)	361
318,363	IRB Holdings Corp. Term Loan 1L, (LIBOR USD 1-Month + 2.750%) 3.75%, 2/05/25	318
487,374	K-MAC Holdings Corp. Term Loan 1L, (LIBOR USD 1-Month + 3.000%) 3.15%, 3/14/25	488
487,494	Tacala Investment Corp. Term Loan B 1L, (LIBOR USD 1-Month + 3.750%) 4.50%, 2/05/27	489
325,000	United Natural Foods Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.500%) 3.50%, 10/22/25	326
460,000	Zaxby’s Operating Co. LP Term Loan B 1L, (LIBOR USD 1-Month + 3.750%) 4.50%, 12/28/27	464
Total Bank Loans (Cost - $3,832)		3,974

Principal or Shares	Security Description	Value (000)

Investment Company (7%)
15,873,403	Payden Cash Reserves Money Market Fund *	$15,873
146,702	Payden Floating Rate Fund, SI Class *	1,450
Total Investment Company (Cost - $17,342)		17,323
Total Investments (Cost - $241,684) (103%)		251,729
Liabilities in excess of Other Assets (-3%)		(6,615)
Net Assets (100%)		$245,114

*	Affiliated investment
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Principal in foreign currency.
(d)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2021.
(e)	Yield to maturity at time of purchase.
(f)	Perpetual security with no stated maturity date.
(g)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Security was purchased on a delayed delivery basis.
(i)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(j)	All or a portion of the security is pledged to cover futures contract margin requirements.
(k)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.
(l)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2021. The stated maturity is subject to prepayments.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
EUR 3,525	USD 4,277	HSBC Bank USA, N.A.	02/16/2021	$3
IDR 13,471,000	USD 946	Citibank, N.A.	03/24/2021	9
MYR 1,868	USD 461	Barclays Bank PLC	02/04/2021	1
NOK 18,685	USD 2,131	HSBC Bank USA, N.A.	03/17/2021	50
RUB 18,450	USD 243	HSBC Bank USA, N.A.	02/04/2021	—
THB 15,540	USD 518	HSBC Bank USA, N.A.	02/04/2021	1
USD 29,247	JPY 3,015,600	Citibank, N.A.	02/08/2021	455
USD 1,638	JPY 170,000	Citibank, N.A.	02/08/2021	15
USD 694	CHF 614	Citibank, N.A.	04/20/2021	3
USD 863	MXN 17,190	HSBC Bank USA, N.A.	04/20/2021	32
USD 385	SEK 3,192	HSBC Bank USA, N.A.	04/20/2021	3
USD 258	SGD 341	HSBC Bank USA, N.A.	04/20/2021	1
USD 212	DKK 1,295	HSBC Bank USA, N.A.	04/20/2021	—
USD 54,178	EUR 44,200	State Street Bank & Trust Co.	02/08/2021	529
USD 4,019	EUR 3,300	State Street Bank & Trust Co.	02/08/2021	14
USD 4,583	CAD 5,787	State Street Bank & Trust Co.	04/20/2021	57

7   Payden Mutual Funds

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
USD 3,493	AUD 4,477	State Street Bank & Trust Co.	04/20/2021	$70

				1,243

Liabilities:
COP 1,630,000	USD 475	Citibank, N.A.	03/24/2021	(19)
PEN 3,423	USD 952	Citibank, N.A.	03/24/2021	(11)
RUB 34,800	USD 469	Citibank, N.A.	03/24/2021	(12)
SGD 1,266	USD 954	Citibank, N.A.	03/24/2021	(1)
USD 445	MYR 1,868	Barclays Bank PLC	02/04/2021	(17)
USD 463	MYR 1,881	Barclays Bank PLC	05/06/2021	(1)
USD 247	PLN 922	Citibank, N.A.	04/20/2021	(1)
USD 496	THB 15,540	HSBC Bank USA, N.A.	02/04/2021	(24)
USD 232	RUB 18,450	HSBC Bank USA, N.A.	02/04/2021	(11)
USD 10,488	GBP 7,726	HSBC Bank USA, N.A.	02/08/2021	(99)
USD 1,805	EUR 1,492	HSBC Bank USA, N.A.	02/16/2021	(6)
USD 2,116	SEK 17,817	HSBC Bank USA, N.A.	03/17/2021	(17)
USD 525	THB 15,790	HSBC Bank USA, N.A.	05/06/2021	(2)
USD 241	RUB 18,430	HSBC Bank USA, N.A.	05/06/2021	—

				(221)

Net Unrealized Appreciation (Depreciation)				$1,022

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
Euro-Bund Future	14	Mar-21	$ 3,011	$(8)	$(8)
Euro-Schatz Future	26	Mar-21	3,544	—	—
Long Gilt Future	10	Mar-21	1,837	(2)	(2)
U.S. Treasury 10-Year Note Future	3	Mar-21	411	(2)	(2)
U.S. Treasury 2-Year Note Future	55	Mar-21	12,154	6	6
U.S. Ultra Bond Future	3	Mar-21	614	(20)	(20)

					(26)

Short Contracts:
Euro Buxl 30-Year Bond Future	1	Mar-21	(269)	—	—
Euro-Bobl Future	21	Mar-21	(3,447)	(6)	(6)
U.S. 10-Year Ultra Future	70	Mar-21	(10,768)	110	110
U.S. Long Bond Future	8	Mar-21	(1,350)	13	13
U.S. Treasury 5-Year Note Future	3	Mar-21	(378)	(1)	(1)

					116

Total Futures					$90

          Payden Global Fixed Income Fund continued

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation/ (Depreciation) (000s)
10-Year Interest Rate Swap, Receive Fixed 1.125% Quarterly, Pay Variable 0.66% (3M KWCDC) Quarterly	10/07/2029	KRW 1,584,200	$(19)	$—	$(19)
5-Year Interest Rate Swap, Receive Fixed 2.350% Quarterly, Pay Variable 3.19% (CNRR007) Quarterly	07/03/2025	CNY 11,800	(31)	—	(31)
5-Year Interest Rate Swap, Receive Fixed 2.580% Quarterly, Pay Variable 3.10% (CNRR007) Quarterly	02/05/2025	CNY 2,350	(2)	—	(2)
5-Year Interest Rate Swap, Receive Fixed 2.635% Quarterly, Pay Variable 3.19% (CNRR007) Quarterly	01/08/2026	CNY 38,600	(35)	—	(35)
5-Year Interest Rate Swap, Receive Fixed 2.715% Quarterly, Pay Variable 3.10% (CNRR007) Quarterly	09/16/2025	CNY 12,200	(2)	—	(2)
5-Year Interest Rate Swap, Receive Fixed 2.720% Quarterly, Pay Variable 3.10% (CNRR007) Quarterly	10/14/2025	CNY 10,000	(2)	—	(2)
5-Year Interest Rate Swap, Receive Fixed 2.920% Quarterly,Pay Variable 3.19% (CNRR007) Quarterly	01/17/2025	CNY 11,580	15	—	15
5-Year Interest Rate Swap, Receive Fixed 2.960% Quarterly, Pay Variable 2.50% (CNRR007) Quarterly	12/09/2024	CNY 28,890	45	—	45

			$(31)	$—	$(31)

Open OTC Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Depreciation (000s)
5-Year Interest Rate Swap, Receive Fixed 1.850% Quarterly, Pay Variable 3.19% (CNRR007) Quarterly	05/08/2025	CNY 16,000	$(93)	$—	$(93)

9   Payden Mutual Funds